CREDIT FACILITIES	12 Months Ended
Dec. 31, 2023
Credit Facilities
CREDIT FACILITIES

12. CREDIT FACILITIES

Short term loans - banks

Outstanding balances on short-term bank loans consisted of the following:

Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2023	2022
Xiamen Rural Commercial Bank	February 2023	6.58%	Guarantee by 14 property rights	273,713	473,825
Total				$273,713	$473,825

The short term loan with Xiamen Rural bank which should be repaid in 2023 was overdue result in a penalty in the principle and interest amount to $40,906.

Interest expense pertaining to the above short-term and long-term loans for the years ended December 31, 2023, 2022 and 2021 amounted to $26,530, $33,569 and $52,452, respectively.